March 3, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Attention: Filings – Rule 497(j)

Re: DREYFUS PREMIER VALUE EQUITY FUNDS
-	Dreyfus Premier Value Fund
-	Dreyfus Premier International Opportunities Fund
File Nos. 811-4688; 33-6013
CIK No. 794280

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund’s Registration Statement, electronically filed with the Securities and Exchange Commission on February 24, 2005, pursuant to Rule 485(a).

Very truly yours,

/s/ Faria Adam
Faria Adam